Accrued liabilities	12 Months Ended
Dec. 31, 2021
Accrued liabilities
Accrued liabilities

15.  Accrued liabilities

a)  The detail of current accrued liabilities as of December 31, 2021 and 2020 is as follows:

	2021		2020
Fuel and traffic accrued expenses	Ps.	1,819,353	Ps.	1,285,931
Salaries and benefits		432,596		337,467
Maintenance and aircraft parts accrued expenses		466,566		98,942
Sales, marketing and distribution accrued expenses		386,388		179,342
Accrued administrative expenses		196,856		122,729
Maintenance deposits		170,158		174,549
Deferred revenue from V Club membership		75,434		20,830
Others		45,987		86,374
Information and communication accrued expenses		40,899		35,359
Supplier services agreement		23,763		10,634
Benefits from suppliers		7,776		3,888
Advances from travel agencies		65		242
	Ps.	3,665,841	Ps.	2,356,287

b)  Non-current accrued liabilities as of December 31, 2021 and 2020 is as follows:

	2021		2020
Supplier services agreement	Ps.	15,704	Ps.	45,270
Benefits from suppliers		9,071		16,847
Other		5,588		4,581
	Ps.	30,363	Ps.	66,698